FEDERATED MANAGED AGGRESSIVE GROWTH FUND
FEDERATED MANAGED GROWTH FUND
FEDERATED MANAGED GROWTH AND INCOME FUND
FEDERATED MANAGED INCOME FUND
(Portfolios of Managed Series Trust)
Select Shares
Institutional Shares

SUPPLEMENT TO PROSPECTUSES DATED JANUARY 31, 1995
     On November 14, 1995, the Board of Trustees approved a sub-advisory agreement between Federated Management and Federated Global Research Corp. on behalf of each portfolio, effective November 20, 1995. Accordingly, please delete the section entitled "Advisers Background" of your respective prospectus and replace it with the following:
          "ADVISER'S BACKGROUND. Federated Management (the "Adviser"), a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.
          SUB-ADVISER. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.
          SUB-ADVISORY FEES. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund.
          This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.
          SUB-ADVISER'S BACKGROUND. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.
          The Adviser and Sub-Adviser are subsidiaries of Federated
          Investors. All of the Class A (voting) shares of Federated
          Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr.
          Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
          Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
          The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions;
          prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties.
          PORTFOLIO MANAGERS' BACKGROUNDS.
          Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser 's economist and strategist. Mr.
          Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University.
          The portfolio managers for each of the individual asset categories are as follows:
          Peter R. Anderson and Aash Shah are the co-portfolio managers for the domestic large company stocks asset category. Mr. Anderson has performed this duty since the Fund's inception. Mr. Shah assumed his responsibilities in December, 1995. Mr. Anderson joined Federated Investors in 1972 and is presently a Senior Vice President of the Fund's Adviser. Mr. Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin. Mr. Shah joined Federated Investors in
          1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his M.S.I.A. from Carnegie Mellon University with a concentration in finance and accounting. Mr.
          Shah is a Chartered Financial Analyst.


          James Grefenstette is the portfolio manager for the domestic small company stocks asset category. He has served in this capacity since August, 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been an Assistant Vice President of the Fund's Adviser since 1994. From 1992 until 1994, Mr. Grefenstette acted as an investment analyst. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette received his M.S.I.A. from Carnegie Mellon University.
          Christopher H. Wiles is the portfolio manager for the utility stocks asset category of all the portfolios of Managed Series Trust except for Federated Managed Aggressive Growth Fund, and has been one of the Fund's portfolio managers since its inception. Mr. Wiles joined Federated Investors in 1990 and has been a Vice President of the Fund's Adviser since 1992. Mr. Wiles served as Assistant Vice President of the Fund's Adviser from 1990 until 1992. Mr. Wiles is a Chartered Financial Analyst and received his M.B.A. in Finance from Cleveland State University. Henry Frantzen, Drew Collins, Mark Kopinski, Frank Semack, and Alexandre de Bethman are co-portfolio managers for the foreign stocks asset category.
          Henry A. Frantzen has been the Fund's portfolio manager since November, 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.
          Drew J. Collins has been the Fund's portfolio manager since November, 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.
          Mark S. Kopinski has been the Fund's portfolio manager since November, 1995. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.B.A. in Asian Studies from the University of Illinois.


          Frank Semack has been the Fund's portfolio manager since November, 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/Portfolio Manager of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics. Alexandre de Bethmann has been the Fund's portfolio manager since November, 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.
          Henry Frantzen, Drew Collins, and Robert Kowit are portfolio managers for the foreign bonds asset category. They have performed these duties since November, 1995.
          Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance. Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category. Ms. Nason has performed this duty since the Fund's inception. Mr. Balestrino assumed his responsibilities on March 1, 1995. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's Adviser since 1993. Ms. Nason served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. in Finance from Carnegie Mellon University. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser since 1995. Mr. Balestrino served as an Assistant Vice President from 1991 until 1995, and as an investment analyst of the Adviser from 1989 until 1991. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.
          Thomas M. Franks is the portfolio manager for the equity reserves asset category. He has performed these duties since the Fund's inception. Mr. Franks joined Federated Investors in 1985 and has been a Vice President of the Fund's Adviser since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S.I.A. in Business Administration from Carnegie Mellon University. Kathleen M. Foody-Malus and James D. Roberge are portfolio managers for the mortgage-backed securities asset category. Ms. Foody-Malus has performed this duty since the Fund's inception. Mr. Roberge assumed his responsibilities on March 1, 1995. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh. Mr. Roberge joined Federated Investors in 1990 and has been a Vice President of the Fund's Adviser since October, 1994. Prior to this, Mr. Roberge served as an Assistant Vice President of the Fund's Adviser. From 1990 until 1992, Mr. Roberge acted as an investment analyst. Mr. Roberge is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pennsylvania.
          Joseph M. Balestrino and Susan M. Nason are portfolio managers for the investment-grade corporate bonds asset category. They have performed these duties since the Fund's inception.
          Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Vice President of the Fund's Adviser since 1988. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh."

                                                               December 20, 1995






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